Earnings Per Share - Schedule of Reverse Stock Split on Earnings Per Share (Details) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
As Previously Reported [Member]
Earnings Per Share - Schedule of Reverse Stock Split on Earnings Per Share (Details) [Line Items]
Basic	$ 0.08	$ 0.2
Diluted	$ 0.08	$ 0.2
Basic	100,718,632	38,027,579
Diluted	100,718,632	38,027,579
Adjusted for Reverse Share Split [Member]
Earnings Per Share - Schedule of Reverse Stock Split on Earnings Per Share (Details) [Line Items]
Basic	$ 98,427.54	$ 353,254.27
Diluted	$ 98,427.54	$ 353,254.27
Basic	80	22
Diluted	80	22